Investment Objectives and Goals	Jul. 27, 2026
Invesco BulletShares 2026 Corporate Bond ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2036 Corporate Bond ETF | Invesco BulletShares 2036 Corporate Bond ETF [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2036 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2034 High Yield Corporate Bond ETF | Invesco BulletShares 2034 High Yield Corporate Bond ETF [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2034 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF | Invesco BulletShares 2032 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF | Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF | Invesco BulletShares 2034 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2034 Municipal Bond ETF
Invesco BulletShares 2035 Municipal Bond ETF | Invesco BulletShares 2035 Municipal Bond ETF [Member]
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2035 Municipal Bond ETF
Invesco Investment Grade Defensive ETF | Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Investment Grade Defensive ETF
Invesco BulletShares 2033 Corporate Bond ETF | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2033 Corporate Bond ETF